SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Interest income	$ 12,932,830	$ 12,837,155	$ 12,037,268	$ 12,223,549	$ 12,397,370	$ 12,157,202	$ 11,374,645	$ 11,498,081
Interest expense	1,475,867	1,428,433	1,375,402	1,373,313	1,314,003	1,280,061	1,313,168	1,322,825	$ 5,653,015	$ 5,230,057	$ 6,444,804
Net interest income	11,456,963	11,408,722	10,661,866	10,850,236	11,083,367	10,877,141	10,061,477	10,175,256	44,377,787	42,197,241	45,168,818
Provision for loan losses	500,000	1,000,000		500,000	310,000	200,000	500,000	200,000	2,000,000	1,210,000	12,090,000
Net interest income after provision for loan losses	10,956,963	10,408,722	10,661,866	10,350,236	10,773,367	10,677,141	9,561,477	9,975,256	42,377,787	40,987,241	33,078,818
Non-interest income	4,515,896	6,050,353	3,660,877	3,715,934	2,620,296	2,595,603	1,853,750	2,472,162	17,943,060	9,541,811	18,770,083
Non-interest expense	10,339,289	9,851,656	9,728,556	9,326,275	8,438,941	8,886,142	8,237,632	8,700,392	39,245,776	34,263,107	37,243,246
Income before income taxes	5,133,570	6,607,419	4,594,187	4,739,895	4,954,722	4,386,602	3,177,595	3,747,026	21,075,071	16,265,945	14,605,655
Income tax benefit	1,581,931	2,254,560	1,506,561	1,604,572	1,531,979	1,381,966	1,074,428	1,244,210	6,947,624	5,232,583	4,796,596
Net income	3,551,639	4,352,859	3,087,626	3,135,323	3,422,743	3,004,636	2,103,167	2,502,816	14,127,447	11,033,362	9,809,059
Income available for common shares	$ 3,551,639	$ 4,352,859	$ 3,087,626	$ 3,135,323	$ 3,296,336	$ 2,804,241	$ 1,914,984	$ 2,207,549	$ 14,127,447	$ 10,223,110	$ 8,289,487
Basic earnings per common share (in dollars per share)	$ 0.30	$ 0.37	$ 0.26	$ 0.27	$ 0.28	$ 0.25	$ 0.17	$ 0.20	$ 1.19	$ 0.92	$ 0.76
Diluted earnings per common share (in dollars per share)	$ 0.29	$ 0.36	$ 0.25	$ 0.26	$ 0.27	$ 0.25	$ 0.17	$ 0.20	$ 1.17	$ 0.88	$ 0.74
Weighted average common shares outstanding - basic (in shares)	11,883,373	11,896,781	11,805,494	11,715,120	11,671,891	11,023,167	10,969,484	10,948,781	11,825,104	11,154,695	10,892,136
Weighted average common shares outstanding - diluted (in shares)	12,065,763	12,081,029	12,115,757	12,063,777	12,095,294	11,418,794	11,357,212	11,220,002	12,064,356	11,570,033	11,132,941
Parent Company
Interest income									$ 130,827	$ 122,237	$ 126,633
Interest expense									744,407	677,189	509,437
Net interest income									(613,580)	(554,952)	(382,804)
Non-interest income									532,098	210,283	169,122
Non-interest expense									862,253	771,664	829,460
Income before income taxes									(943,735)	(1,116,333)	(1,043,142)
Income tax benefit									(320,132)	(373,518)	(337,717)
Net income									14,127,447	11,033,362	9,809,059
Income available for common shares									$ 14,751,050	$ 10,223,110	$ 8,289,487